General and Administrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General and Administrative [Member]
General and Administrative (Details) [Line Items]
Share based payments		$ 625	$ 893
General and Administrative One [Member]
General and Administrative (Details) [Line Items]
Share based payments	$ 113	$ 156	$ 151